S000088373 [Member] Average Annual Total Returns		12 Months Ended	13 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	24.09%	[1]
AB International Buffer ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.35%	13.56%	[1]
Performance Inception Date			Dec. 10, 2024
AB International Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.35%	13.56%	[1]
Performance Inception Date	[2]		Dec. 10, 2024
AB International Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.68%	10.34%	[1]
Performance Inception Date	[2]		Dec. 10, 2024

[1]	Inception date is 12/10/2024.
[2]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.